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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S.A.C. Global Investors LLP
Address:   St. Martins Court, 4th Floor
           10 Paternoster Row
           London, EC4M 7HP
           United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


         /s/ Peter Nussbaum            Stamford, Connecticut   February 16, 2010
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           12*
Form 13F Information Table Value Total:      $28,318
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
---------------------------- -------- --------- -------- ------------------ -------------- -------- -----------------
           NAME OF           TITLE OF             VALUE  SH OR PRN SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
           ISSUER              CLASS    CUSIP   (X$1000)   AMOUNT  PRN CALL   DISCRETION   MANAGERS SOLE  SHARED NONE
---------------------------- -------- --------- -------- --------- --- ---- -------------- -------- ---- ------- ----
AK STL HLDG CORP             Common   001547108    1,428    66,900 SH       Shared-Defined        1       66,900
CENTRAL EUROPEAN DIST CORP   Common   153435102    7,896   277,919 SH       Shared-Defined        1      277,919
CHINA LIFE INS CO LTD        Common   16939P106      734    10,000 SH       Shared-Defined        1       10,000
FREEPORT-MCMORAN COPPER & GO Common   35671D857    4,315    53,737 SH       Shared-Defined        1       53,737
ISHARES INC                  Common   464286400    3,089    41,400 SH       Shared-Defined        1       41,400
NEW GOLD INC CDA             Common   644535106      102    28,000 SH       Shared-Defined        1       28,000
NUCOR CORP                   Common   670346105    1,562    33,489 SH       Shared-Defined        1       33,489
POTASH CORP SASK INC         Common   73755L107      429     3,950 SH       Shared-Defined        1        3,950
RIO TINTO PLC                Common   767204100    4,371    20,293 SH       Shared-Defined        1       20,293
STEEL DYNAMICS INC           Common   858119100      531    29,956 SH       Shared-Defined        1       29,956
THOMPSON CREEK METALS CO INC Common   884768102      763    65,144 SH       Shared-Defined        1       65,144
UNITED STATES STL CORP NEW   Common   912909108    3,098    56,200 SH       Shared-Defined        1       56,200